FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143
                                  ------------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                   --------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954)527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         --------

Date of reporting period:  11/30/09
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                           INDUSTRY                         SHARES         VALUE
                                                        ----------------------------------------------   -----------   ------------
      COMMON STOCKS 91.9%
      AUSTRALIA 7.1%
      Billabong International Ltd.                             Textiles, Apparel & Luxury Goods              597,939   $  5,748,152
  (a) Billabong International Ltd., 144A                       Textiles, Apparel & Luxury Goods              103,686        996,762
      Downer EDI Ltd.                                           Commercial Services & Supplies             1,264,423      9,874,691
      Emeco Holdings Ltd.                                      Trading Companies & Distributors           18,804,313     13,945,194
  (b) Iluka Resources Ltd.                                             Metals & Mining                     3,205,222     10,535,003
  (b) Pacific Brands Ltd.                                                Distributors                     11,651,881     13,921,583
(a,b) Pacific Brands Ltd., 144A                                          Distributors                      8,738,910     10,441,187
  (b) PaperlinX Ltd.                                               Paper & Forest Products                10,456,146      4,595,100
                                                                                                                       ------------
                                                                                                                         70,057,672
                                                                                                                       ------------
      BAHAMAS 1.9%
  (b) Steiner Leisure Ltd.                                      Diversified Consumer Services                464,960     18,389,168
                                                                                                                       ------------
      BELGIUM 1.3%
  (b) Barco NV                                          Electronic Equipment, Instruments & Components       294,630     12,420,571
                                                                                                                       ------------
      BERMUDA 1.7%
  (b) MF Global Ltd.                                                   Capital Markets                     2,645,470     16,640,006
                                                                                                                       ------------
      CANADA 7.8%
  (b) ATS Automation Tooling Systems Inc.                                 Machinery                          885,180      5,658,379
      Biovail Corp.                                                    Pharmaceuticals                       896,170     12,857,593
      Canaccord Capital Inc.                                           Capital Markets                     1,926,100     20,338,098
      Dorel Industries Inc., B                                        Household Durables                     171,100      5,282,315
      Genworth MI Canada Inc.                                     Thrifts & Mortgage Finance                 107,100      2,667,484
  (a) Genworth MI Canada Inc., 144A                               Thrifts & Mortgage Finance                 466,800     11,626,346
  (b) GSI Group Inc.                                    Electronic Equipment, Instruments & Components     1,260,908        806,981
  (b) HudBay Minerals Inc.                                             Metals & Mining                       666,400      9,220,232
      Mullen Group Ltd.                                          Energy Equipment & Services                 531,700      7,814,749
                                                                                                                       ------------
                                                                                                                         76,272,177
                                                                                                                       ------------
      CAYMAN ISLANDS 1.2%
      Stella International Holdings Ltd.                       Textiles, Apparel & Luxury Goods            6,236,487     11,684,586
                                                                                                                       ------------
      CHINA 4.0%
  (b) Bio-Treat Technology Ltd.                                 Commercial Services & Supplies            22,322,095      1,048,251
      People's Food Holdings Ltd.                                       Food Products                     31,076,840     13,358,899
      Sinotrans Ltd., H                                            Air Freight & Logistics                66,042,621     17,128,805
  (b) TCL Communication Technology Holdings Ltd.                   Communications Equipment               14,387,887      4,808,432
      Weiqiao Textile Co. Ltd., H                              Textiles, Apparel & Luxury Goods            3,934,000      2,680,248
                                                                                                                       ------------
                                                                                                                         39,024,635
                                                                                                                       ------------
      FINLAND 2.6%
      Amer Sports OYJ                                            Leisure Equipment & Products              1,561,477     13,596,623
  (b) Elcoteq SE, A                                                Communications Equipment                  418,798        710,478
      Huhtamaki OYJ                                                 Containers & Packaging                   863,810     11,606,700
                                                                                                                       ------------
                                                                                                                         25,913,801
                                                                                                                       ------------
      GERMANY 0.6%
  (b) Jenoptik AG                                       Electronic Equipment, Instruments & Components       977,110      5,545,015
                                                                                                                       ------------
      HONG KONG 7.7%
      Asia Satellite Telecommunications Holdings Ltd.       Diversified Telecommunication Services         3,454,500      5,215,282
  (b) Dah Sing Financial Group                                         Commercial Banks                    4,228,400     24,852,561
  (b) Fountain Set (Holdings) Ltd.                             Textiles, Apparel & Luxury Goods           33,524,000      5,536,974
      Giordano International Ltd.                                      Specialty Retail                   40,089,348     12,104,631
      Hopewell Holdings Ltd.                                 Real Estate Management & Development          2,982,000      9,407,911

     Quarterly Statement of Investments   See Notes to Statements of Investments

      Hung Hing Printing Group Ltd.                                 Containers & Packaging                20,862,508   $  6,729,971
      Yue Yuen Industrial Holdings Ltd.                        Textiles, Apparel & Luxury Goods            4,196,500     11,831,652
                                                                                                                       ------------
                                                                                                                         75,678,982
                                                                                                                       ------------
      JAPAN 3.9%
      Asics Corp.                                              Textiles, Apparel & Luxury Goods               36,000        319,963
      Descente Ltd.                                            Textiles, Apparel & Luxury Goods            2,333,000     12,284,631
      Kobayashi Pharmaceutical Co. Ltd.                               Personal Products                      227,200     10,149,196
      MEITEC Corp.                                                  Professional Services                    239,900      3,506,466
      Sangetsu Co. Ltd.                                               Household Durables                      11,963        272,044
  (b) Takuma Co. Ltd.                                                     Machinery                        2,627,000      6,597,141
      USS Co. Ltd.                                                     Specialty Retail                       81,030      5,035,657
                                                                                                                       ------------
                                                                                                                         38,165,098
                                                                                                                       ------------
      NETHERLANDS 8.3%
      Aalberts Industries NV                                              Machinery                          803,140     10,418,921
  (b) Draka Holding NV                                               Electrical Equipment                    859,206     14,969,590
      Imtech NV                                                   Construction & Engineering                 606,091     15,577,906
      Mediq NV                                                 Health Care Providers & Services              838,560     13,659,392
      TKH Group NV                                                 Communications Equipment                  847,666     14,698,541
  (b) USG People NV                                                 Professional Services                    660,359     11,708,398
                                                                                                                       ------------
                                                                                                                         81,032,748
                                                                                                                       ------------
      NORWAY 0.4%
      Tomra Systems ASA                                         Commercial Services & Supplies               715,996      3,581,556
                                                                                                                       ------------
      SINGAPORE 0.1%
  (b) Huan Hsin Holdings Ltd.                           Electronic Equipment, Instruments & Components     6,101,000      1,057,862
                                                                                                                       ------------
      SOUTH KOREA 7.2%
      Busan Bank                                                       Commercial Banks                    1,793,670     19,623,556
      Daeduck Electronics Co. Ltd.                      Electronic Equipment, Instruments & Components     1,221,875      5,504,414
      Daegu Bank Co. Ltd.                                              Commercial Banks                    1,249,460     17,690,141
      Halla Climate Control Corp.                                      Auto Components                       672,250      6,922,087
      INTOPS Co. Ltd.                                   Electronic Equipment, Instruments & Components       223,678      3,310,833
      Sindoh Co. Ltd.                                                 Office Electronics                     177,899      8,243,132
  (b) Youngone Corp.                                           Textiles, Apparel & Luxury Goods              657,168      5,046,897
      Youngone Holdings Co. Ltd.                               Textiles, Apparel & Luxury Goods              164,292      4,229,243
                                                                                                                       ------------
                                                                                                                         70,570,303
                                                                                                                       ------------
      SPAIN 0.9%
      Sol Melia SA                                              Hotels, Restaurants & Leisure              1,078,193      8,983,736
                                                                                                                       ------------
      SWEDEN 0.8%
(b,c) D. Carnegie & Co. AB                                             Capital Markets                     2,352,546             --
      Niscayah Group AB                                         Commercial Services & Supplies             3,472,830      8,267,457
                                                                                                                       ------------
                                                                                                                          8,267,457
                                                                                                                       ------------
      SWITZERLAND 3.0%
      Panalpina Welttransport Holding AG                           Air Freight & Logistics                   238,017     15,281,800
      Verwaltungs- und Privat-Bank AG                                  Capital Markets                        75,518      7,265,394
      Vontobel Holding AG                                              Capital Markets                       206,628      6,396,706
                                                                                                                       ------------
                                                                                                                         28,943,900
                                                                                                                       ------------
      TAIWAN 4.3%
      D-Link Corp.                                                 Communications Equipment                5,902,930      5,933,145
      Giant Manufacturing Co. Ltd.                               Leisure Equipment & Products              4,639,320     12,449,238
  (b) Ta Chong Bank Ltd.                                               Commercial Banks                   52,393,000     10,629,757
      Taiwan Fu Hsing                                                 Building Products                    9,336,180      5,560,871
      Test-Rite International Co. Ltd.                                   Distributors                     16,875,630      8,062,190
                                                                                                                       ------------
                                                                                                                         42,635,201
                                                                                                                       ------------
      THAILAND 2.9%
      Bank of Ayudhya Public Co. Ltd., fgn.                            Commercial Banks                   34,027,200     20,371,278

      Glow Energy Public Co. Ltd., fgn.                  Independent Power Producers & Energy Traders      8,979,896   $  8,104,599
                                                                                                                       ------------
                                                                                                                         28,475,877
                                                                                                                       ------------
      UNITED KINGDOM 7.1%
      Bodycote PLC                                                        Machinery                        3,610,176      9,360,592
      Burberry Group PLC                                       Textiles, Apparel & Luxury Goods              975,321      9,146,210
      Fiberweb PLC                                                    Personal Products                    7,298,999      6,874,760
      Future PLC                                                            Media                         11,231,610      3,326,084
      GAME Group PLC                                                   Specialty Retail                    3,408,480      8,517,993
      Henderson Group PLC                                              Capital Markets                     9,149,752     18,665,934
  (b) Yule Catto & Co. PLC                                                Chemicals                        5,309,633     13,452,529
                                                                                                                       ------------
                                                                                                                         69,344,102
                                                                                                                       ------------
      UNITED STATES 17.1%
  (b) Chico's FAS Inc.                                                 Specialty Retail                    1,472,490     20,717,934
  (b) Fossil Inc.                                              Textiles, Apparel & Luxury Goods              440,540     13,590,659
  (b) Hibbett Sports Inc.                                              Specialty Retail                      821,570     15,535,889
  (b) JAKKS Pacific Inc.                                         Leisure Equipment & Products                983,320     11,858,839
      K-Swiss Inc., A                                          Textiles, Apparel & Luxury Goods            1,293,330     11,290,771
(b,d) Leapfrog Enterprises Inc.                                  Leisure Equipment & Products              2,971,610      8,914,830
      Legg Mason Inc.                                                  Capital Markets                       591,630     16,737,213
  (b) RC2 Corp.                                                  Leisure Equipment & Products                292,400      4,005,880
      Scholastic Corp.                                                      Media                            284,665      7,176,405
  (b) Sealy Corp.                                                     Household Durables                   3,655,420      9,796,526
  (b) Tempur-Pedic International Inc.                                 Household Durables                   1,126,890     24,284,479
  (b) VASCO Data Security International Inc.                               Software                        1,010,230      6,647,313
  (b) Volcom Inc.                                              Textiles, Apparel & Luxury Goods              516,790      8,113,603
(b,d) West Marine Inc.                                                 Specialty Retail                    1,260,280      8,821,960
                                                                                                                       ------------
                                                                                                                        167,492,301
                                                                                                                       ------------
      TOTAL COMMON STOCKS (COST $924,023,755)                                                                           900,176,754
                                                                                                                       ------------
      CONVERTIBLE PREFERRED STOCKS
         (COST $22,376,433) 2.1%
      UNITED STATES 2.1%
  (e) Sealy Corp., 8.00%, cvt. pfd., PIK                              Household Durables                     281,186     20,948,357
                                                                                                                       ------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $946,400,188)                                               921,125,111
                                                                                                                       ------------

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT
                                                                                                         -----------
      SHORT TERM INVESTMENTS 6.4%
      U.S. GOVERNMENT AND AGENCY SECURITIES 6.4%
  (f) FHLB, 12/01/09                                                                                     $22,205,000     22,205,000
  (f) FHLMC, 6/29/10                                                                                      25,000,000     24,981,775
  (f) FNMA, 1/15/10                                                                                       15,000,000     14,999,910
                                                                                                                       ------------
         TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $62,171,917)                                                  62,186,685
                                                                                                                       ------------
      TOTAL INVESTMENTS (COST $1,008,572,105) 100.4%                                                                    983,311,796
      OTHER ASSETS, LESS LIABILITIES (0.4)%                                                                              (4,167,955)
                                                                                                                       ------------
      NET ASSETS 100.0%                                                                                                $979,143,841
                                                                                                                       ------------

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $23,064,295, representing 2.36% of net assets.

(b)  Non-income producing.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days.

(d)  See Note 4 regarding holdings of 5% voting securities.

(e)  Income may be received in additional securities and/or cash.

(f)  The security is traded on a discount basis with no stated coupon rate.

PORTFOLIO ABBREVIATIONS

FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
PIK     Payment-In-Kind

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $1,008,677,863
                                             --------------
Unrealized appreciation                      $  201,264,216
Unrealized depreciation                        (226,630,283)
                                             --------------
Net unrealized appreciation (depreciation)   $  (25,366,067)
                                             ==============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended November 30, 2009, were as shown below.

                            NUMBER OF                            NUMBER OF
                              SHARES                               SHARES                                 REALIZED
                             HELD AT                              HELD AT      VALUE AT                   CAPITAL
                            BEGINNING     GROSS        GROSS       END OF       END OF     INVESTMENT       GAIN
NAME OF ISSUER              OF PERIOD   ADDITIONS   REDUCTIONS   OF PERIOD    OF PERIOD      INCOME        (LOSS)
--------------              ---------   ---------   ----------   ---------   -----------   ----------   -----------
NON-CONTROLLED AFFILIATES
Leapfrog Enterprises Inc.   2,971,610       --             --    2,971,610   $ 8,914,830       $--      $        --
West Marine Inc.            1,592,777       --        332,497    1,260,280     8,821,960        --       (2,671,831)
                                                                             -----------       ---      -----------
   TOTAL AFFILIATED SECURITIES (1.81% of Net Assets)                         $17,736,790       $--      $(2,671,831)
                                                                             ===========       ===      ===========

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets carried at fair value:

                                        LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                     ------------   -----------   -------   ------------
ASSETS:
Investments in Securities:
Equity Investments:(a)
   Sweden                            $  8,267,457   $        --    $--(b)   $  8,267,457
   Other Equity Investments(c)        912,857,654            --     --       912,857,654
Short Term Investments                         --    62,186,685     --        62,186,685
                                     ------------   -----------    ---      ------------
   Total Investments in Securities   $921,125,111   $62,186,685    $--      $983,311,796
                                                    -----------    ---      ------------

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at November 30, 2009.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By  /s/MARK H. OTANI
 ----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010